Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jul. 31, 2022
Disclosure Of Restatement [abstract]
Undistributed retained earnings	$ 66	$ 69	$ 67	$ 63